Employee Benefits - Summary of ESOP shares (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Allocated shares	55,515	49,668
Shares committed for allocation	3,680	3,624
Unearned shares	28,758	32,438
Total ESOP shares	87,953	85,730
Fair value of unearned shares at December 31	$ 562,219	$ 562,799